Debt - Long-term Debt Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Current Fiscal Year End Date	--12-31
Senior Notes, net	$ 72,726	$ 72,199
Finance Lease, Liability, Payments, Due	19,268
Short-term Debt	49,266	13,882
Long -term debt excluding current maturities - Bank loans	607,732	508,564
Current
Short-term Debt	49,266	13,882
Unamortized deferred financing costs- Non Current	(13,917)	(16,196)
Long-term Debt, Current Maturities	48,137	13,480
Debt Non-current
Bank loans and senior notes, gross- Non-Current	681,357	582,188
Unamortized deferred financing cost - Current	(1,129)	(402)
Non-current liabilities	667,440	565,992
Total Long-term debt
Debt, Long-term and Short-term, Combined Amount	730,623	596,070
Unamortized deferred financing costs	(15,046)	(16,598)
Total bank loans and senior notes, net	715,577	579,472
Senior Notes
Debt Instrument [Line Items]
Senior Notes, net	73,625	73,625
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	656,998	522,446
$39.6 Million Credit facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	20,144
$409 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	174,443	167,816
$330 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	247,876	225,759
$42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	22,354	38,512
$67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	40,461	40,461
$12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	10,183	10,379
$27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	18,213	19,375
$85.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	85,500	0
$38.7 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	38,700	0
Finance Leases Portfolio Segment | Secured Debt
Debt Instrument [Line Items]
Finance Lease, Liability, Payments, Due	$ 19,268	$ 0